Commitments and contingencies - Future Minimum Payments under Non-Cancellable Leases (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Operating Leased Assets [Line Items]
2019		$ 6,231
2020		4,527
2021		2,633
Total		$ 13,391
Bandwidth Purchase Commitments [Member]
Operating Leased Assets [Line Items]
2019	$ 7,918,000
2020	3,415,000
2021	700,000
Total	$ 12,033,000